Filed electronically with the Securities and Exchange Commission on
                               November 30, 2010

                                                              File No. 002-81549
                                                              File No. 811-03657

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                     |__|
                        Pre-Effective Amendment No.             |__|
                       Post-Effective Amendment No. 50          |X|
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940            |__|

                              Amendment No. 50                   |X|
                                            --


                        DWS State Tax-Free Income Series
               (Exact Name of Registrant as Specified in Charter)


                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                                  John Millette
                       One Beacon Street, Boston, MA 02108
                       -----------------------------------
                     (Name and Address of Agent for Service)

                            Copy to: David A. Sturms
                                Vedder Price P.C.
                 222 N. LaSalle Street, Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|__|  Immediately upon filing pursuant to paragraph (b)
| X |  On December 1, 2010 pursuant to paragraph (b)
|__|  60 days after filing pursuant to paragraph (a)(1)
|__|  On ________________  pursuant to paragraph (a)(1)
|__|  75 days after filing pursuant to paragraph (a)(2)
|__|  On ________________ pursuant to paragraph (a)(2) of Rule 485

  If appropriate, check the following box:

|__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment to the Registration Statement for DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund, each a series of DWS State Tax-Free Income Series, is being filed solely for the purpose of filing Exhibit (e)(4) and modifies as appropriate the provisions of Item 28 of Part C and the Index to Exhibits of the Registration Statement on Form N-1A filed on November 30, 2010. The Prospectus and Statement of Additional Information
contained  in  Parts  A  and  B  of  Post-Effective  Amendment  No.  49  to  the
Registration Statement (SEC file No. 811-03657, SEC Accession No. 0000088053-10-001653), filed on November 30, 2010, are incorporated by reference herein in their entirety.

                        DWS STATE TAX-FREE INCOME SERIES
                            PART C. OTHER INFORMATION

   Item 28.       Exhibits

                    (a)                     Amended and Restated Agreement and Declaration of Trust dated June 6,
                                            2008.  (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                    (b)                     By-laws dated April 1, 2008.  (Incorporated by reference to
                                            Post-Effective Amendment No. 45 to the Registration Statement.)

                    (c)          (c)(1)     Amended and Restated Establishment and Designation of Classes of Shares
                                            of Beneficial Interest for Kemper California Tax-Free Income Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                 (c)(2)     Amended and Restated Establishment and Designation of Classes of Shares
                                            of Beneficial Interest for Kemper New York Tax-Free Income
                                            Fund.(Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

                                 (c)(3)     Amended and Restated Establishment and Designation of Series of Shares
                                            of Beneficial Interest dated November 29, 2000.(Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                            Statement.)

                                 (c)(4)     Amended and Restated Establishment and Designation of Series and
                                            Classes of Shares of Beneficial Interest, Without Par Value dated
                                            January 22, 2009.  (Incorporated by reference to Post-Effective
                                            Amendment No. 46 to the Registration Statement.)

                                 (c)(5)     Redesignation of Series, dated February 6, 2006. (Incorporated by reference to Post-Effective Amendment No. 42 to the Registration
                                            Statement.)

                    (d)                     Amended and Restated Investment Management Agreement between the
                                            Registrant, on behalf of DWS California Tax-Free Income Fund and DWS
                                            New York Tax-Free Income Fund, and Deutsche Investment Management
                                            Americas Inc., dated May 1, 2008, as revised September 1, 2008.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                    (e)          (e)(1)     Selling Group Agreement.(Incorporated by reference to Post-Effective
                                            Amendment No. 22 to the Registration Statement.)

                                 (e)(2)     Addendum -- Selling Group Agreement.(Incorporated by reference to
                                            Post-Effective Amendment No. 22 to the Registration Statement.)

                                 (e)(3)     Underwriting Agreement between the Registrant and Scudder Distributors,
                                            Inc. on behalf of Class S shares.(Incorporated by reference to
                                            Post-Effective Amendment No. 37 to the Registration Statement.)

                                       3

                                 (e)(4)     Master Distribution Agreement between the Registrant and DWS
                                            Investments Distributors, Inc., dated January 13, 2010 is filed herein.



                    (f)                     Inapplicable.

                    (g)          (g)(1)     Master Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 17, 2008. (Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement.)

                    (h)          (h)(1)     Agency Agreement, dated April 1, 2007, the Registrant and DWS Scudder
                                            Investments Service Company. (Incorporated by reference to
                                            Post-Effective Amendment No. 44 to the Registration Statement.)

                                 (h)(2)     Assignment and Assumption Agreement. (Incorporated by reference to
                                            Post-Effective Amendment No. 22 to the Registration Statement.)

                               (h)(3)(a)    Letter of Indemnity to the Scudder Funds dated September 10, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                               (h)(3)(b)    Letter of Indemnity to the Scudder Funds dated September 10, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.)

                               (h)(3)(c)    Letter of Indemnity to the Independent Trustees dated September 10,
                                            2004. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

                                 (h)(4)     Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between
                                            Registrant and DWS Scudder Distributors, Inc. is filed herein.

                                 (h)(5)     Amended and Restated Administrative Services Agreement between the
                                            Registrant, on behalf of DWS California Tax-Free Income Fund and DWS
                                            New York Tax-Free Income Fund, and Deutsche Investment Management
                                            Americas, Inc., dated May 1, 2008, as revised on September 1, 2008.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                 (h)(6)     Amended and Restated Administrative Services Agreement between the
                                            Registrant and Deutsche Investment Management Americas, Inc., dated
                                            October 1, 2008.  (Incorporated by reference to Post-Effective
                                            Amendment No. 46 to the Registration Statement.)

                                 (h)(7)     Form of Expense Limitation Agreement between DWS State Tax-Free Income
                                            Series, on behalf of DWS California Tax-Free Income Fund and DWS New
                                            York Tax-Free Income Fund, and Deutsche Investment Management Americas
                                            Inc., dated October 1, 2007 is filed herein.

                    (i)                     Legal Opinion and Consent of Counsel. (Incorporated by reference to
                                            Post-Effective Amendment No. 37 to the Registration Statement.)

                                       4

                    (j)                     Consent of Independent Registered Public Accounting Firm (Incorporated
                                            by reference to Post-Effective Amendment No. 49 to the Registration
                                            Statement.)

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)          (m)(1)     Rule 12b-1 Plan between the Registrant, on behalf of Scudder New York
                                            Tax-Free Income Fund, (Class A shares) and Scudder Distributors, Inc., dated July 1, 2001. (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement.)

                                 (m)(2)     Amended and Restated Rule 12b-1 Plan between the Registrant, on behalf of Scudder New York Tax-Free Income Fund, (Class B shares) and Scudder
                                            Distributors, Inc., dated July 1, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement.)

                                 (m)(3)     Amended and Restated Rule 12b-1 Plan between the Registrant, on behalf of Scudder New York Tax-Free Income Fund, (Class C shares) and Scudder
                                            Distributors, Inc., dated July 1, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement.)

                                 (m)(4)     Rule 12b-1 Plan between the Registrant, on behalf of Scudder California
                                            Tax-Free Income Fund, (Class A shares) and Scudder Distributors, Inc., dated July 1, 2001. (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement.)

                                 (m)(5)     Amended and Restated Rule 12b-1 Plan between the Registrant, on behalf of Scudder California Tax-Free Income Fund, (Class B shares) and
                                            Scudder Distributors, Inc., dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                            Statement.)

                                 (m)(6)     Amended and Restated Rule 12b-1 Plan between the Registrant, on behalf of Scudder California Tax-Free Income Fund, (Class C shares) and
                                            Scudder Distributors, Inc., dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                            Statement.)

                                 (m)(7)     Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc. dated April 5, 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 37 to the Registration Statement.)

                    (n)                     Amended and Restated Multi-Distribution System Plan dated March 11,
                                            2009.  (Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement.)

                    (p)          (p)(1)     Code of Ethics for Deutsche Asset Management dated January 22, 2010.
                                            (Incorporated by reference to Post-Effective Amendment No. 46 to the
                                            Registration Statement.)

                                       5

                                 (p)(2)     Consolidated Fund Code of Ethics, dated March 14, 2006.
                                            (Incorporated by reference to Post-Effective Amendment No. 48 to the
                                            Registration Statement.)

Item 29.          Persons Controlled By or Under Common Control With Registrant
--------          -------------------------------------------------------------

                  Inapplicable.

Item 30.          Indemnification
--------          ---------------

                  Article IV of the Registrant's Amended and Restated Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, (the "1940 Act") and its own terms, said Article of the Amended and Restated Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the Trustees who is not an "interested person" (as defined under the 1940 Act) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Amended and Restated Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the 1940 Act, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.



Item 31.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 32.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies and other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant

          Michael J. Woods               Director, Chairman of the Board, CEO     None
          100 Plaza One                  and President
          Jersey City, NJ 07311

          Alban Miranda                  Director and Chief Operating Officer     None
          345 Park Avenue
          New York, NY 10154

          Robert Kendall                 Director                                 None
          222 South Riverside Plaza
          Chicago, IL 60606

          Cliff Goldstein                Chief Financial Officer and Treasurer    None
          100 Plaza One
          Jersey City, NJ 07311

          Paul Schubert                  Vice President                           Chief Financial Officer
          100 Plaza One                                                           and Treasurer
          New Jersey, NJ 07311

          Donna White                    Chief Compliance Officer                 None
          280 Park Avenue
          New York, NY 10017

          Caroline Pearson               Secretary                                Chief Legal Officer
          One Beacon Street
          Boston, MA 02108

          Philip J. Collora              Assistant Secretary                      None
          222 South Riverside Plaza
          Chicago, IL 60606

          Patricia DeFilippis            Assistant Secretary                      None
          280 Park Avenue
          New York, NY 10017

          Anjie LaRocca                  Assistant Secretary                      None
          280 Park Avenue
          New York, NY 10017


         (c)      Not applicable

Item 33.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, DIMA, 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, DWS Investments Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 or, in the case of records concerning transfer agency at the offices of State Street and of the shareholder service agent DWS Investments Service Company, 210 West 10th Street, Kansas City, Missouri 64105, or DST Systems, Inc., the sub-transfer agent, 127 West 10th Street, Kansas City, Missouri 64105.

Item 34.          Management Services
--------          -------------------

                  Not applicable.

Item 35.          Undertakings
--------          ------------

                  Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 30th day of November 2010.

                                         DWS STATE TAX-FREE INCOME SERIES

                                            By:  /s/Michael G. Clark
                                                -------------------------------
                                                Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Michael G. Clark
 -------------------------------------
 Michael G. Clark*                          President                                    November 30, 2010

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        November 30, 2010

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      November 30, 2010

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      November 30, 2010

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      November 30, 2010

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      November 30, 2010

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Chairperson and Trustee                      November 30, 2010

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      November 30, 2010

 /s/Ingo Gefeke
 -------------------------------------
 Ingo Gefeke*                               Trustee                                      November 30, 2010

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      November 30, 2010

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      November 30, 2010

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      November 30, 2010



 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      November 30, 2010

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      November 30, 2010

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      November 30, 2010


*By:     /s/Caroline Pearson
         -----------------------------
         Caroline Pearson**
         Chief Legal Officer

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement, as filed on November 26, 2008; and as filed on October 1, 2010 in Post-Effective Amendment No. 48 to the Registration Statement. .





                                                                File No. 2-81549
                                                              File No. 811-03657


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 50

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 50

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                        DWS STATE TAX-FREE INCOME SERIES

                        DWS STATE TAX-FREE INCOME SERIES

                                  EXHIBIT INDEX

                                     (e)(4)

                                     (h)(4)

                                     (h)(7)


                                       12